RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
RELATED PARTY TRANSACTIONS
Payment for equity acquisition consideration	¥ 0		¥ 17,506	¥ 0
Subscription consideration received from shareholders	0	$ 0	17,506	0
Amounts due to related parties, net of allowance	335,253		340,051	334,283	$ 45,929
Affiliates of the shareholder of the Group
RELATED PARTY TRANSACTIONS
Amounts due to related parties, net of allowance	8,997		14,023	0
Founding Shareholders and certain shareholders
RELATED PARTY TRANSACTIONS
Payment for equity acquisition consideration	0		17,506	0
Subscription consideration received from shareholders	0		17,506	0
Amounts due to related parties, net of allowance	¥ 326,256		¥ 326,028	¥ 334,283